Consolidated Statements of Comprehensive Income (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation	$ 3,035,122	$ 802,725	$ 1,538,802
Net unrealized loss on available-for-sale securities, Net tax effects		5,728	(5,728)
Reclassification adjustment of available-for-sale securities, Net tax effects
General and Administrative Expense [Member]
Share-based compensation	2,985,112	765,937	1,326,174
Research and Development Expense [Member]
Share-based compensation	39,574	12,017	99,239
Selling and Marketing Expense [Member]
Share-based compensation	$ 10,436	$ 24,771	$ 113,389